Taxes (Tables)	12 Months Ended
Dec. 31, 2023
Schedule of Reconciliation of Income Taxes at Statutory Rates
	2023	2022

Loss for the year	$(3,097)	$(1,306)

Expected income tax (recovery)	$(836)	$(353)
Change in statutory, foreign tax, foreign exchange rates and other	(178)	102
Permanent difference	146	(155)
Share issue cost	(3)	-
Adjustment to prior years provision versus statutory tax returns	476	864
Change in unrecognized deductible temporary differences	395	941
Total income tax expense (recovery)	$-	$1,399

Current income tax	$-	$-
Deferred tax expense	$-	$1,399

Schedule of components of Deferred Tax Assets and Liabilities
	2023	2022
Deferred Tax Assets (liabilities)
Mineral property interests	$(1,881)	$(1,919)
Equipment	115	-
Non-capital losses	389	520
Net deferred tax liability	$(1,377)	$(1,399)

Schedule of Significant Components of Temporary Differences, Unused Tax Credits and Unused Tax Losses
	2023	Expiry Date Range	2022	Expiry Date Range
Temporary Differences
Mineral property interests	$3,667	No expiry date	$-	No expiry date
Equipment	888	No expiry date	1,664	No expiry date
Lease liability	215	No expiry date	-	No expiry date
Share issue costs	297	2044 to 2047	689	2043 to 2046
Marketable securities	916	No expiry date	211	No expiry date
Allowable capital losses and other	87	No expiry date	257	No expiry date
Non-capital losses available for future period	13,067	See below	12,048	See below
Canada	12,653	2030 to 2043	10,772	2030 to 2042
USA	414	No expiry date	1,276	No expiry date